Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2024
Disclosure of basis of preparation of the financial statements [Abstract]
Basis of Preparation of the Financial Statements
Note 2 – Basis of Preparation of the Financial Statements

A.	Declaration of compliance with International Financial Reporting Standards

The consolidated financial statements were prepared by management of the Group in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were approved for issuance by the Company’s Board of Directors on April 2, 2025.

B.	Functional and presentation currency

These consolidated financial statements are presented in US dollars (“$”), which is Kenon’s functional currency, and have been rounded to the nearest thousands, except where otherwise indicated. The US dollar is the currency that represents the principal economic environment in which Kenon operates.

C.	Basis of measurement

The consolidated financial statements were prepared on the historical cost basis, with the exception of the following assets and liabilities:

•	Deferred tax assets and liabilities
•	Derivative instruments
•	Assets and liabilities in respect of employee benefits
•	Investments in equity-accounted investees
•	Long-term investment (Qoros)

For additional information regarding measurement of these assets and liabilities – see Note 3 Material Accounting Policies.

D.	Use of estimates and judgment

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

1.	Allocation of acquisition costs

The Group makes estimates with respect to allocation of excess consideration to tangible and intangible assets and to liabilities. The Group has considered the report from a qualified external valuer to establish the appropriate valuation techniques and inputs for this assessment. The valuation technique used for measuring the fair values of the material assets: property, plant and equipment, investment in equity-accounted investees, and intangible assets is the income approach, a present value technique to convert future amounts to a single current amount using relevant discount rates. The respective discount rates are estimates and require judgment and minor changes to the discount rates could have had a significant effect on the Group’s evaluation of the transaction completion date fair values of the material assets. Refer to Note 11.A.3, Note 11.A.6, Note 11.A.7 and Note 11.A.8 for further details.

In addition, in determining the depreciation rates of the tangible, intangible assets and liabilities, the Group estimates the expected life of the asset or liability.

2.	Long-term investment (Qoros)

Following the sale of half of the Group’s remaining interest in Qoros (i.e. 12%) as described in Note 10.3, as of December 31, 2020, the Group owned a 12% interest in Qoros. The long-term investment (Qoros) was a combination of the Group’s remaining 12% interest in Qoros and the non-current portion of the put option (as described in Note 10.2). The long-term investment (Qoros) was determined using a combination of market comparison technique based on market multiples derived from the quoted prices of comparable companies adjusted for various considerations, and the binomial model. Fair value measurement of the long-term investment (Qoros) took into account the underlying asset’s price volatility.

In April 2021, Quantum entered into an agreement to sell its remaining 12% equity interest in Qoros. As a result, Kenon accounted for the fair value of the long-term investment (Qoros) based on the present value of the expected cash flows. Refer to Note 10.5 for further details.

3.	Recoverable amount of cash-generating unit that includes goodwill

The calculation of the recoverable amount of cash-generating units to which goodwill balances are allocated is based, among other things, on the projected expected cash flows and discount rate. For further information, see Note 13.C.

E.	The War in Israel

On October 7, 2023, the War broke out in Israel. The War has led to consequences and restrictions that have affected the Israeli economy, which include, among other things, a decline in business activity, extensive recruitment of reservists, restrictions on gatherings in workplaces and public spaces, restrictions on the activity of the education system, which also includes a uncertainty as to the War’s impact on macroeconomic factors in Israel and on the financial position of the State of Israel, including potential adverse effects on the credit rating of the State of Israel and Israeli financial institutions.

There is significant uncertainty as to the development of the War, its scope and duration. There is also significant uncertainty as to the impact of the War on macroeconomic and financial factors in Israel, including the situation in the Israeli capital market. Therefore, at this stage, it is not possible to assess the effect that the War will have on OPC, nor is it possible to assess the magnitude of the War’s effect on OPC and its results of operations, if any, in the short and medium term.

Subsequent to the reporting period, a ceasefire is in place in most fronts, but there is substantial uncertainty as to whether the ceasefire will hold and the resumption of the War. Therefore, at this stage, it is not possible to assess the effect of the above on OPC and its results of operations, if any, in the short and medium term.